UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F/A

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: September 30, 2000

Check here if Amendment  [X]; Amendment Number:
This Amendment (Check only one.) [X] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           JBT INC.
Address:                        900 Third Avenue, 10th Floor
                                Suite 1001
                                New York, NY 10022



13F File Number: 028-05205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Bin Bulsara
Title:                          Controller
Phone:                          212-750-8532
Signature, Place, and Date of Signing:

         /s/ Bin Bulsara            New York, NY                 11-30-00
          (Signature)             (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager     0

Form 13F Information Table Entry    46

Form 13F Information Table Value    $151584

List of Other Included Managers:    None

                                                              FORM 13F-HR/A
                                                          QUARTER ENDING 9/30/00

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CRP LIBERTY MEDIA
  GP CL-A                    COMMON        001957-20-8       14850       825000   SH           x                   x
TYCOM LTD                    COMMON        G9144B-10-6        4939       128700   SH           x                   x
AETNA INC.                   COMMON        008117-10-3       15967       275000   SH           x                   x
APPLE COMPUTER INC.          COMMON        037833-10-0        7706       300000   SH           x                   x
APPLIED MATERIALS INC COM    COMMON        038222-10-5        4444        75000   SH           x                   x
AT HOME CORP                 COMMON        045919-10-7        6235       441400   SH           x                   x
CENDANT CORP                 COMMON        151313-10-3        4638       426500   SH           x                   x
CONEXANT SYSTEMS             COMMON        207142-10-0        1606        38400   SH           x                   x
DELL COMPUTER CORP           COMMON        247025-10-9        6150       200000   SH           x                   x
THE GAP INC                  COMMON        364760-10-8        2013       100000   SH           x                   x
GENERAL MTRS CORP            COMMON        370442-10-5       13000       200000   SH           x                   x
HARRIS CORP                  COMMON        413875-10-5       12797       450000   SH           x                   x
IMCLONE SYS INC COM          COMMON        45245W-10-9        4680        40000   SH           x                   x
INGERSOLL RAND CO            COMMON        456866-10-2       10163       300000   SH           x                   x
INTEL CORP COM               COMMON        458140-10-0        2075        50000   SH           x                   x
KONINKLIJKE PHILIPS ELEC
  N.V. (NEW)                 COMMON        500472-30-3        6375       150000   SH           x                   x
MAYTAG CO COM                COMMON        578592-10-7        7806       251300   SH           x                   x
MEAD CORP COM                COMMON        582834-10-7        8298       355000   SH           x                   x
NATIONAL DATA CORP COM       COMMON        635621-10-5        4925       150000   SH           x                   x
PSINET INC                   COMMON        74437C-10-1       16622      1738200   SH           x                   x
QWEST COMMUNICATIONS INTL
  INC                        COMMON        749121-10-9        7209       150000   SH           x                   x
RYDER SYS INC COM            COMMON        783549-10-8        7947       431000   SH           x                   x
SIMPLE TECHNOLOGY INC        COMMON        828820-10-0         119        12400   SH           x                   x
TERADYNE INC .02 PER
  ZEHNTEL INC                COMMON        880770-10-2        5250       150000   SH           x                   x
UNISYS CORP                  COMMON        909214-10-8       12985      1154200   SH           x                   x
VIACOM INC NON VOTE          COMMON        925524-30-8        2925        50000   SH           x                   x
WORLDCOM INC                 COMMON        98157D-10-6        3038       100000   SH           x                   x
AAMES FINANCIAL CORP
  9.125% 11/01/2003          DEBT          00253A-AD-3        1560      3000000   SH           x                   x
REVLON CONSUMER PRODUCTS
  9.00% 11/01/2006           DEBT          761519-AQ-0        3843      5300000   SH           x                   x
CALL MEA OCT 0030            OPTIONS       582834-JB-W          11         1800   SH           x                   x
NEWS CORP LTD ADR NEW        COMMON        652487-70-3       (5606)     (100000)  SH           x                   x
BENCHMARK ELECTRONICS CORP
  COM                        COMMON        08160H-10-1       (2600)      (50000)  SH           x                   x
BRISTOL MYERS SQUIBB CO COM  COMMON        110122-10-8       (4284)      (75000)  SH           x                   x
CITIGROUP INC                COMMON        172967-10-1          (5)        (100)  SH           x                   x
EXXON MOBIL CORP.            COMMON        30231G-10-2       (2380)      (26700)  SH           x                   x
GEMSTAR TV GUIDE INTL INC    COMMON        36866W-10-6       (3490)      (40000)  SH           x                   x
GENERAL MOTORS CORP (HUGHES) COMMON        370442-83-2       (3718)     (100000)  SH           x                   x
NORTEL NETWORKS CORP
  (HOLDING)                  COMMON        656568-10-2         (18)        (300)  SH           x                   x
PFIZER INC COM               COMMON        717081-10-3       (4494)     (100000)  SH           x                   x
THE PROCTER & GAMBLE COMPANY
  COM                        COMMON        742718-10-9       (6700)     (100000)  SH           x                   x
RESEARCH IN MOTION LTD       COMMON        760975-10-2       (2466)      (25000)  SH           x                   x
SCHLUMBERGER LTD COM         COMMON        806857-10-8       (4116)      (50000)  SH           x                   x
SEALED AIR CORP NEW          COMMON        81211K-10-0       (3394)      (75000)  SH           x                   x
UNITEDHEALTH GROUP INC       COMMON        91324P-10-2       (4444)      (45000)  SH           x                   x
CALL QCI OCT0095             OPTIONS       45245W-JF-W        (578)        (250)  SH           x                   x
CALL QCI OCT0110             OPTIONS       45245W-JG-M        (297)        (250)  SH           x                   x
TOTAL OF CL.                                                151584
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